Apr. 01, 2018

COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC.

CLASS A (MLOAX), CLASS C (MLOCX), CLASS F (MLOFX), CLASS I (MLOIX),

CLASS R (MLORX), CLASS T (MLOTX) AND CLASS Z (MLOZX) SHARES

Supplement dated June 18, 2018 to

Summary Prospectus and Prospectus dated April 1, 2018

Investment Advisory and Fee Limitation Agreements

The Board of Directors of the Fund has approved an amendment to the Fund's Investment Advisory Agreement, reducing the monthly investment advisory fee that the Fund pays to Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the "Advisor"). Effective close of business July 31, 2018, the Fund's investment advisory fee will be reduced from an annual rate of 1.00% of the average daily net assets of the Fund to an annual rate of 0.80% of the average daily net assets of the Fund.

The Board of Directors of the Fund also approved an amendment to the Fund's fee waiver/expense reimbursement agreement, effective close of business July 31, 2018 through June 30, 2020, whereby the Advisor will contractually agree to waive its fee and/or reimburse expenses so that the Fund's total annual fund operating expenses (excluding acquired fund fees and expenses, taxes and extraordinary expenses) do not exceed 1.25% for Class A shares, 1.90% for Class C shares, 0.90% for Class F shares, 0.90% for Class I shares, 1.40% for Class R shares, 1.25% for Class T shares and 0.90% for Class Z shares. Once effective, this contractual agreement can only be amended or terminated prior to its expiration date by agreement of the Fund's Board of Directors and the Advisor, and will terminate automatically in the event of termination of the investment advisory agreement between the Fund and the Advisor.

Accordingly, the following disclosure replaces in its entirety comparable disclosure in the "Fund Fees and Expenses" section of the Summary Prospectus and Prospectus:

This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Cohen & Steers funds. You may qualify for sales charge discounts on Class T shares if you invest at least $250,000 in the Fund. More information about these and other discounts is available from your financial intermediary and in "How to Purchase, Exchange and Sell Fund Shares—Purchasing the Class of Fund Shares that is Best for You" in the Fund's prospectus (the "Prospectus"), in the Appendix to the Prospectus titled, "Sales Charge Reductions and Waivers Available Through Certain Intermediaries" (the "Appendix"), "Reducing the Initial Sales Load on Class A Shares" and "Reducing the Initial Sales Charge on Class T Shares" in the Fund's Statement of Additional Information (the "SAI").

	Class A	Class C		Class F(1)	Class I		Class R	Class T(1)		Class Z
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)	4.50%	None		None	None		None	2.50%		None
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	None	1.00	%(2)	None	None		None	None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee(3)	0.80%	0.80%		0.80%	0.80%		0.80%	0.80%		0.80%
Distribution (12b-1) Fees	0.25%	0.75%		None	None		0.50%	0.25%		None
Other Expenses(4)	0.43%	0.43%		0.43%	0.43%		0.43%	0.43%		0.43%
Shareholder Service Fee	0.10%	0.25%		None	0.05	%(5)	None	0.08	%(5)	None
Total Other Expenses(4)	0.53%	0.68%		0.43%	0.48%		0.43%	0.51%		0.43%
Total Annual Fund Operating Expenses(6)	1.58%	2.23%		1.23%	1.28%		1.73%	1.56%		1.23%
Fee Waiver/Expense Reimbursement(6)	(0.33)%	(0.33)%		(0.33)%	(0.38)%		(0.33)%	(0.33)%		(0.33)%
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)(6)	1.25%	1.90%		0.90%	0.90	%(7)	1.40%	1.23	%(7)	0.90%

(1)	Class F shares and Class T shares are currently not available for purchase.
(2)	For Class C shares, the maximum deferred sales charge does not apply after one year.
(3)	Restated to reflect current fees.
(4)	Other expenses reflect contractual changes.
(5)	The maximum shareholder service fee for Class I shares and Class T shares is 0.10%.
(6)	Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the "Advisor"), has contractually agreed to waive its fee and/or reimburse expenses through June 30, 2020 so that the Fund's total annual operating expenses (excluding acquired fund fees and expenses, taxes and extraordinary expenses) do not exceed 1.25% for Class A shares, 1.90% for Class C shares, 0.90% for Class F shares, 0.90% for Class I shares, 1.40% for Class R shares, 1.25% for Class T shares and 0.90% for Class Z shares. This contractual agreement can only be amended or terminated by agreement of the Fund's Board of Directors and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Fund and the Advisor.
(7)	The total annual fund operating expenses for Class F shares and Class T shares are estimated.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that the Advisor did not waive its fee and/or reimburse expenses after June 30, 2020 (through June 30, 2020, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$572	$863	$1,211	$2,189
Class C Shares
Assuming redemption at the end of the period	$293	$632	$1,133	$2,512
Assuming no redemption at the end of the period	$193	$632	$1,133	$2,512
Class F Shares	$92	$323	$610	$1,429
Class I Shares	$92	$329	$627	$1,476
Class R Shares	$143	$479	$875	$1,984
Class T Shares	$372	$666	$1,016	$2,004
Class Z Shares	$92	$323	$619	$1,429